Short-term Investments	6 Months Ended
Jun. 30, 2020
Short-term Investments
Short-term investments

4. Short-term Investments

	June 30,	December 31,
	2020	2019

	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	198,240	73,986
RMB	13,440	—
HK$	19,394	22,025
	231,074	96,011

Note: The weighted average effective interest rate on bank deposits for the six months ended June 30, 2020 and the year ended December 31, 2019 was 1.63% per annum and 2.65% per annum respectively (with maturity ranging from 91 to 129 days).